Regulatory Capital Requirements (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥) capitalRatio guideline Approach	Mar. 31, 2022 JPY (¥)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of methodologies/guidelines | guideline	2
Number of regulatory capital ratios | capitalRatio	3
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on January 1, 2022	0.75%
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of approaches | Approach	3
Risk weighted threshold of items not deducted from Common Equity Tier 1 capital	250.00%
FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio	0.0450	0.0450
Capital conservation buffer	2.50%	2.50%
G-SIB surcharge	1.50%	1.50%
Countercyclical buffer	0.04%	0.01%
Tier 1 leverage ratio	0.030
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on January 1, 2022	50.00%
Basel III for Security Companies in Japan
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Act and related ordinance	120.00%
Minimum capital ratio requirement for financial instruments firms which will call for regulatory reporting	140.00%
Minimum capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration	100.00%
Basel III for Security Companies in Japan | Stand-alone, Mitsubishi UFJ Morgan Stanley Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets | ¥	¥ 550,276	¥ 486,756
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operational risks	310.90%	317.10%
U.S. Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio	0.045
Capital conservation buffer	2.50%
Countercyclical buffer	2.50%
Tier 1 leverage ratio	0.04
Total minimum Common Equity Tier 1 capital ratio	7.00%
Tier 1 supplementary leverage ratio	0.03
Phase-in period to eliminate the accumulated OCI or loss exclusion applied under Basel I and Basel II rules	4 years
Capital conservation buffer phase-in arrangements	0.625%
Phase-in period for full implementation of capital conservation buffer	4 years